Commitments and Contingencies (Tables)	12 Months Ended
Mar. 31, 2026
Commitments And Contingencies [Abstract]
Schedule of Operating Commitments
Operating expenditures contracted for at the end of the reporting period but not yet incurred are as follows:

As at	March 31, 2026
Technology licenses, infrastructure and other	Total
$
2027	7,058
2028	4,822
2029	1,846
2030	1,705
Thereafter	1,201
16,632